Offerings	Feb. 04, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.241% Senior Callable Fixed-to-Fixed Rate Notes due 2030
Maximum Aggregate Offering Price	$ 1,250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,625.00
Offering Note	Calculated in accordance with Rule 457(r) under the U.S. Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.668% Senior Callable Fixed-to-Fixed Rate Notes due 2047
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	Please see Offering Note 1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Callable Floating Rate Notes due 2030
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	Please see Offering Note 1